                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended MARCH 31, 1999.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)

If amended report, check here:  / /

Fund American Enterprises Holdings, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

80 South Main Street                  Hanover      NH                 03755-2053
--------------------------------------------------------------------------------
Business Address       (Street)       (City)     (State)                (Zip)

Michael S. Paquette        (603) 640-2205   Senior Vice President and Controller
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments are the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed
on its behalf in the City of    HANOVER    and State of    NEW HAMPSHIRE   on
                             -------------              ------------------
the    12TH     day of   MAY, 1999.
    -----------        ------  -----

                                    FUND AMERICAN ENTERPRISES HOLDINGS, INC.
                                  ----------------------------------------------
                                    (Name of Institutional Investment Manager)


                                  ----------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                          13F File No.:       Name:                                            13F File No.:
--------------------------------------------   -----------------   -----------------------------------------------  ----------------

1. Folksamerica Holding Company, Inc.                              5. (see attached report for security listings)
--------------------------------------------   -----------------   -----------------------------------------------  ----------------
2. Fund American Enterprises, Inc.                                 6.
--------------------------------------------   -----------------   -----------------------------------------------  ----------------
3. Source One Mortgage Services Corp.                              7.
--------------------------------------------   -----------------   -----------------------------------------------  ----------------
4. White Mountains Holdings, Inc.                                  8.
--------------------------------------------   -----------------   -----------------------------------------------  ----------------



                    FUND AMERICAN ENTERPRISES HOLDINGS, INC.

                           FORM 13F FOR MARCH 31, 1999


------------------------------------------------------------------------------------------------------------
                                                         Title         CUSIP    Fair Market     Number of
                     Name of Issuer                    of class        Number      Value          Shares
------------------------------------------------------------------------------------------------------------

AGL Resources, Inc.                                       COM        001204106         878,150       50,000
Alberto-Culver Co.                                       CL A        013068200       2,234,650       95,600
Allmerica Financial Corp.                                 COM        019754100          92,285        1,676
AMBAC Financial Group, Inc.                               COM        023139108         418,500        7,750
America Online, Inc.                                      COM        02364J104      11,760,000       80,000
America Online, Inc.                                      COM        02364J104       1,734,600       11,800
Archstone Communities                                PFD SER A CV    039581202          26,938        1,000
Avery Dennison Corp.                                      COM        053611109          79,580        1,384
BISYS Group, Inc.                                         COM        055472104       1,119,375       19,900
BRE Properties, Inc.                                     CL A        05564E106         543,000       24,000
Bank UTD Corp.                                           CL A        065412108          58,574        1,433
Berkshire Hathaway Inc.                                  CL A        084670108       7,140,000          100
Berkshire Hathaway Inc.                                  CL B        084670207         923,943          393
(H & R) Block, Inc.                                       COM        093671105       2,047,263       43,214
Bristol Meyers Squibb Co.                                 COM        110122108       5,771,250       90,000
Cardinal Health, Inc.                                     COM        14149Y108       1,298,286       19,671
Cellular Communications of Puerto Rico, Inc.              COM        15116N108         440,100       16,300
Citation Corp. ALA                                        COM        172895104          21,136        2,062
Citigroup, Inc.                                           COM        172967101       4,391,406       68,750
Coca Cola Co.                                             COM        191216100         926,763       15,100
Corecomm Ltd.                                             ORD        G2422R109         599,025       16,300
DRS Technologies, Inc.                                    COM        23330X100          20,480        2,560
Dell Computer                                             COM        247025109      11,445,000      280,000
Walt Disney Co.                                           COM        254687106       6,256,125      201,000
Walt Disney Co.                                           COM        254687106         566,475       18,200
Donaldson Lufkin & Jenrette                               COM        257661108       4,185,000       60,000
ESAT Telecom Group PLC                               SPONSORED ADR   26883Y102           2,638           63
Equity Residential Properties                         SH BEN INT     29476L107         710,531       17,225
Federal Home Loan Mortgage Corp.                          COM        313400301       1,535,975       26,800
Federal National Mortgage Association                     COM        313586109       5,886,250       85,000
Federal National Mortgage Association                     COM        313586109       2,693,825       38,900
Financial Security Assurance Holdings Ltd.                COM        31769P100     171,712,425    3,460,200
First Data Corporation                                    COM        319963104         574,988       13,450
First Industrial Realty Trust                             COM        32054K103         538,605       22,500
General Electric Co.                                      COM        369604103      13,053,750      118,000
General Electric Co.                                      COM        369604103         885,000        8,000
Gilette Company                                           COM        375766102       6,240,938      105,000
Gulf Canada Resources Ltd.                                ORD        40218L305          81,980       30,504
Healthsouth Corp.                                         COM        421924101         109,778       10,581
Hershey Foods Corp.                                       COM        427866108       2,769,488       49,400
Highwoods Properties, Inc.                                COM        431284108         447,697       19,000
Home Depot, Inc.                                          COM        437076102       1,896,758       30,470
INMC Mortgage Holdings, Inc.                              COM        44977L100         403,463       37,100
Intel Corp.                                               COM        458140100       8,796,750       74,000
Intel Corp.                                               COM        458140100         225,863        1,900
Intergraph Corp.                                          COM        458683109          12,575        1,863
International Business Machines Corp.                     COM        459200101         234,856        1,325
Interstate Bakeries Corp.                                 COM        46072H108       2,156,250      100,000
Intuit, Inc.                                              COM        461202103       1,516,075       14,900
Johnson & Johnson, Inc.                                   COM        478160104         995,962       10,652
Kimberly Clark Corp.                                      COM        494368103       3,763,094       78,500
Laclede Gas Co.                                           COM        505588103         177,973        8,500
LaSalle Re Holdings Ltd.                                  ORD        G5383Q101         268,450       18,200
Liberty Financial Cos., Inc.                              COM        530512102          28,770        1,221
Eli Lilly & Co.                                           COM        532457108       5,601,750       66,000
Loral Space & Communication                               COM        G56462107       1,660,313      115,000
MCN Energy Group, Inc.                                    COM        55267J100         192,756       12,000
Marsh & McLennan Cos., Inc.                               COM        571748102         608,850        8,200
Mattel, Inc.                                              COM        577081102       1,334,530       53,515
McDonald's Corp.                                          COM        580135101         101,319        2,236
Meditrust Corp.                                     PAIRED CTF NEW   58501T306         304,930       24,516
Merry Land & Investment Company, Inc.                     COM        590438107           9,547        1,625
Microsoft Corp.                                           COM        594918104      10,755,000      120,000
(J.P.) Morgan & Company, Inc.                             COM        616880100         555,188        4,500
NAC Re Corp.                                              COM        628907107         306,019        5,700
Nordstrom, Inc.                                           COM        655664100       4,087,500      100,000
PartnerRe Limited                                         COM        G6852T105       1,466,100       36,200
Peoples Heritage Financial Group, Inc.                    COM        711147108          51,102        2,839
PepsiCo, Inc.                                             COM        713448108         525,113       13,400
Philip Morris Companies                                   COM        718154107       2,818,519       80,100
Philip Morris Companies                                   COM        718154107         598,188       17,000
Provident Cos., Inc.                                      COM        743862104         266,131        7,700
Ross Stores                                               COM        778296103       4,381,250      100,000
Royal Dutch Petroleum Co.                           NY REG GLD1.25   780257804       3,640,000       70,000
Safeskin Corp.                                            COM        786454108         840,438      113,000
Safeskin Corp.                                            COM        786454108         260,313       35,000
San Juan Basin Royalty Trust                         UNIT BEN INT    798241105      31,352,913    4,644,876
Sara Lee Corp.                                            COM        803111103         584,100       23,600
Schering Plough Corp.                                     COM        806605101      10,928,450      197,800
Schering Plough Corp.                                     COM        806605101       1,353,625       24,500
Security Capital Group B, Inc.                           CL B        81413P204          31,191        2,332
Shaw Communications, Inc. Cl B Conv.                   CL B CONV     82028K200         145,970        4,535
Shurgard Storage Centers, Inc.                            COM        82567D104         623,675       24,700
J.M. Smucker Co. Class A                                 CL A        832696108          59,931        2,686
J.M. Smucker Co. Class B                                 CL B        832696207          63,669        3,587
Superior National Insurance Group, Inc.                   COM        868224106         737,200       38,800
Terra Nova (Bermuda) Holdings Ltd.                     ORD CL A      G87615103         395,281       18,070
Tricon Global Restaurants, Inc.                           COM        895953107          94,135        1,340
UCAR International, Inc.                                  COM        90262K109         167,579       11,864
Waddell & Reed Financial, Inc.                           CL A        930059100         746,631       36,421
Wal Mart Stores, Inc.                                     COM        931142103       5,392,969       58,500
Wal Mart Stores, Inc.                                     COM        931142103         322,656        3,500
Wells Fargo & Co.                                         COM        949746101       2,454,375       70,000
XL Capital Ltd.                                          CL A        G98255105         595,350        9,800
                                                                                 -------------
GRAND TOTAL                                                                      $ 389,113,167
                                                                                 -------------
                                                                                 -------------



*  MANAGERS

1    =   Folksamerica Holding Company, Inc.                                  (FORM 13F filed separately)
2    =   Fund American Enterprises, Inc.                                     (FORM 13F filed separately)
3    =   Source One Mortgage Services Corporation                            (FORM 13F filed separately)
4    =   White Mountains Holdings, Inc.                                      (FORM 13F filed separately)


----------------------------------------------   -----------------------------------------------------------------------------------
                                                      Investment Discretion                          Voting Authority (Shares)
                                                  -----------------------------                  -----------------------------------
                     Name of Issuer                 Sole    Shared     Other    Managers *       Sole         Shared          None
----------------------------------------------   -----------------------------------------------------------------------------------

AGL Resources, Inc.                                          x **                 4                             50,000
Alberto-Culver Co.                                           x **                 1                             95,600
Allmerica Financial Corp.                                    x **                 4                              1,676
AMBAC Financial Group, Inc.                                  x **                 4                              7,750
America Online, Inc.                                         x **                 1                             80,000
America Online, Inc.                                         x **                 4                             11,800
Archstone Communities                                        x **                 4                              1,000
Avery Dennison Corp.                                         x **                 4                              1,384
BISYS Group, Inc.                                            x **                 4                             19,900
BRE Properties, Inc.                                         x **                 4                             24,000
Bank UTD Corp.                                               x **                 4                              1,433
Berkshire Hathaway Inc.                                      x **                 4                                100
Berkshire Hathaway Inc.                                      x **                 4                                393
(H & R) Block, Inc.                                          x **                 4                             43,214
Bristol Meyers Squibb Co.                                    x **                 1                             90,000
Cardinal Health, Inc.                                        x **                 4                             19,671
Cellular Communications of Puerto Rico, Inc.                 x **                 4                             16,300
Citation Corp. ALA                                           x **                 4                              2,062
Citigroup, Inc.                                              x **                 1                             68,750
Coca Cola Co.                                                x **                 4                             15,100
Corecomm Ltd.                                                x **                 4                             16,300
DRS Technologies, Inc.                                       x **                 4                              2,560
Dell Computer                                                x **                 1                            280,000
Walt Disney Co.                                              x **                 1                            201,000
Walt Disney Co.                                              x **                 4                             18,200
Donaldson Lufkin & Jenrette                                  x **                 1                             60,000
ESAT Telecom Group PLC                                       x **                 4                                 63
Equity Residential Properties                                x **                 4                             17,225
Federal Home Loan Mortgage Corp.                             x **                 4                             26,800
Federal National Mortgage Association                        x **                 1                             85,000
Federal National Mortgage Association                        x **                 4                             38,900
Financial Security Assurance Holdings Ltd.                   x                    3                          3,460,200
First Data Corporation                                       x **                 4                             13,450
First Industrial Realty Trust                                x **                 4                             22,500
General Electric Co.                                         x **                 1                            118,000
General Electric Co.                                         x **                 4                              8,000
Gilette Company                                              x **                 1                            105,000
Gulf Canada Resources Ltd.                                   x **                 4                             30,504
Healthsouth Corp.                                            x **                 4                             10,581
Hershey Foods Corp.                                          x **                 1                             49,400
Highwoods Properties, Inc.                                   x **                 4                             19,000
Home Depot, Inc.                                             x **                 4                             30,470
INMC Mortgage Holdings, Inc.                                 x **                 4                             37,100
Intel Corp.                                                  x **                 1                             74,000
Intel Corp.                                                  x **                 4                              1,900
Intergraph Corp.                                             x **                 4                              1,863
International Business Machines Corp.                        x **                 4                              1,325
Interstate Bakeries Corp.                                    x **                 1                            100,000
Intuit, Inc.                                                 x **                 4                             14,900
Johnson & Johnson, Inc.                                      x **                 4                             10,652
Kimberly Clark Corp.                                         x **                 1                             78,500
Laclede Gas Co.                                              x **                 4                              8,500
LaSalle Re Holdings Ltd.                                     x **                 4                             18,200
Liberty Financial Cos., Inc.                                 x **                 4                              1,221
Eli Lilly & Co.                                              x **                 1                             66,000
Loral Space & Communication                                  x **                 1                            115,000
MCN Energy Group, Inc.                                       x **                 4                             12,000
Marsh & McLennan Cos., Inc.                                  x **                 4                              8,200
Mattel, Inc.                                                 x **                 1                             53,515
McDonald's Corp.                                             x **                 4                              2,236
Meditrust Corp.                                              x **                 4                             24,516
Merry Land & Investment Company, Inc.                        x **                 4                              1,625
Microsoft Corp.                                              x **                 1                            120,000
(J.P.) Morgan & Company, Inc.                                x **                 4                              4,500
NAC Re Corp.                                                 x **                 4                              5,700
Nordstrom, Inc.                                              x **                 1                            100,000
PartnerRe Limited                                            x **                 4                             36,200
Peoples Heritage Financial Group, Inc.                       x **                 4                              2,839
PepsiCo, Inc.                                                x **                 4                             13,400
Philip Morris Companies                                      x **                 1                             80,100
Philip Morris Companies                                      x **                 4                             17,000
Provident Cos., Inc.                                         x **                 4                              7,700
Ross Stores                                                  x **                 1                            100,000
Royal Dutch Petroleum Co.                                    x **                 1                             70,000
Safeskin Corp.                                               x **                 1                            113,000
Safeskin Corp.                                               x **                 4                             35,000
San Juan Basin Royalty Trust                                 x                    2                          4,644,876
Sara Lee Corp.                                               x **                 4                             23,600
Schering Plough Corp.                                        x **                 1                            197,800
Schering Plough Corp.                                        x **                 4                             24,500
Security Capital Group B, Inc.                               x **                 4                              2,332
Shaw Communications, Inc. Cl B Conv.                         x **                 4                              4,535
Shurgard Storage Centers, Inc.                               x **                 4                             24,700
J.M. Smucker Co. Class A                                     x **                 4                              2,686
J.M. Smucker Co. Class B                                     x **                 4                              3,587
Superior National Insurance Group, Inc.                      x **                 4                             38,800
Terra Nova (Bermuda) Holdings Ltd.                           x **                 4                             18,070
Tricon Global Restaurants, Inc.                              x **                 4                              1,340
UCAR International, Inc.                                     x **                 4                             11,864
Waddell & Reed Financial, Inc.                               x **                 4                             36,421
Wal Mart Stores, Inc.                                        x **                 1                             58,500
Wal Mart Stores, Inc.                                        x **                 4                              3,500
Wells Fargo & Co.                                            x **                 1                             70,000
XL Capital Ltd.                                              x **                 4                              9,800



** Investment discretion shared with indirect wholly owned insurance subsidiaries

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended MARCH 31, 1999.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)

If amended report, check here: / /

Folksamerica Holding Company, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

One Liberty Plaza                        New York      NY                 10006
--------------------------------------------------------------------------------
Business Address        (Street)         (City)     (State)               (Zip)

Michael S. Paquette              (603) 640-2205       Authorized Representative*
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly             *Power of Attorney on file
Authorized to Submit This Report.

                                    ATTENTION
 INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments are the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of HANOVER and State of
                                   ----------
NEW HAMPSHIRE   on the    12TH  day of   MAY,   1999.
    -----------        ---------      --------    --

                                         FOLKSAMERICA HOLDING COMPANY, INC.
                                  ----------------------------------------------
                                   (Name of Institutional Investment Manager)

                                  ----------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                                    to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                          13F File No.:       Name:                          13F File No.:
-----------------------------  -----------------   -----------------------------  ----------------

1..                                                5.
-----------------------------  -----------------   -----------------------------  ----------------
2..                                                6.
-----------------------------  -----------------   -----------------------------  ----------------
3.                                                 7.
-----------------------------  -----------------   -----------------------------  ----------------
4..                                                8.
-----------------------------  -----------------   -----------------------------  ----------------

FOLKSAMERICA HOLDING COMPANY, INC.



May 12, 1999



Securities and Exchange Commission
Washington, DC



A report on Form 13F for the Quarter Ended March 31, 1999 has been filed by Fund American Enterprises Holdings, Inc. with respect to securities over which Folksamerica Holding Company, Inc. has investment discretion.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended MARCH 31, 1999.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)

If amended report, check here: / /

Fund American Enterprises, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

76 Olcott Drive, Suite L6              White River Junction   VT        05001
--------------------------------------------------------------------------------
Business Address            (Street)         (City)         (State)     (Zip)

Robert E. Snyder             (802) 295-8965             Secretary and Controller
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments are the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of  WHITE RIVER JUNCTION
                                                      --------------------------
and State of   VERMONT   on the  12TH   day of   MAY,   1999.
            ------------        -------        -------    ---

                                            FUND AMERICAN ENTERPRISES, INC.
                                 -----------------------------------------------
                                  (Name of Institutional Investment Manager)

                                 -----------------------------------------------
                                  (Manual Signature of Person Duly Authorized
                                              to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.




Name:                          13F File No.:       Name:                          13F File No.:
-----------------------------  -----------------   -----------------------------  ----------------

1..                                                5.
-----------------------------  -----------------   -----------------------------  ----------------
2..                                                6.
-----------------------------  -----------------   -----------------------------  ----------------
3.                                                 7.
-----------------------------  -----------------   -----------------------------  ----------------
4..                                                8.
-----------------------------  -----------------   -----------------------------  ----------------

FUND AMERICAN ENTERPRISES, INC.



May 12, 1999



Securities and Exchange Commission
Washington, DC



A report on Form 13F for the Quarter Ended March 31, 1999 has been filed by Fund American Enterprises Holdings, Inc. with respect to securities over which Fund American Enterprises, Inc. has investment discretion.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended MARCH 31, 1999.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)

If amended report, check here:  / /

Source One Mortgage Services Corporation
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

27555 Farmington Road                  Farmington Hills         MI      48334
--------------------------------------------------------------------------------
Business Address         (Street)          (City)             (State)   (Zip)

Michael S. Paquette          (603) 640-2205          Authorized Representative*
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly            *Power of Attorney on file
Authorized to Submit This Report.

                                    ATTENTION
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments are the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused

this report to be signed on its behalf in the City of   HANOVER  and State of
                                                      ----------

NEW HAMPSHIRE  on the  12TH  day of  MAY,  1999.
-------------         -----         -----    ---

                                   SOURCE ONE MORTGAGE SERVICES CORPORATION
                                 -----------------------------------------------
                                   (Name of Institutional Investment Manager)

                                 -----------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.



Name:                          13F File No.:       Name:                          13F File No.:
-----------------------------  -----------------   -----------------------------  ----------------

1..                                                5.
-----------------------------  -----------------   -----------------------------  ----------------
2..                                                6.
-----------------------------  -----------------   -----------------------------  ----------------
3.                                                 7.
-----------------------------  -----------------   -----------------------------  ----------------
4..                                                8.
-----------------------------  -----------------   -----------------------------  ----------------

SOURCE ONE
MORTGAGE SERVICES CORPORATION



May 12, 1999



Securities and Exchange Commission
Washington, DC



A report on Form 13F for the Quarter Ended March 31, 1999 has been filed by Fund American Enterprises Holdings, Inc. with respect to securities over which Source One Mortgage Services Corporation has investment discretion.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended MARCH 31, 1999.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)

If amended report, check here:  / /

White Mountains Holdings, Inc.
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Name of Institutional Investment Manager

80 South Main Street                   Hanover     NH                03755-2053
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Business Address         (Street)      (City)     (State)               (Zip)

Michael S. Paquette        (603) 640-2205   Senior Vice President and Controller
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments are the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of  HANOVER  and State of
                                                      ---------
  NEW HAMPSHIRE  on the  12TH  day of  MAY, 1999.
----------------        ------        -----   ---

                                          WHITE MOUNTAINS HOLDINGS, INC.
                                  ----------------------------------------------
                                  (Name of Institutional Investment Manager)

                                  ----------------------------------------------
                                  (Manual Signature of Person Duly Authorized
                                                   to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.



Name:                          13F File No.:       Name:                          13F File No.:
-----------------------------  -----------------   -----------------------------  ----------------

1..                                                5.
-----------------------------  -----------------   -----------------------------  ----------------
2..                                                6.
-----------------------------  -----------------   -----------------------------  ----------------
3.                                                 7.
-----------------------------  -----------------   -----------------------------  ----------------
4..                                                8.
-----------------------------  -----------------   -----------------------------  ----------------

WHITE MOUNTAINS HOLDINGS, INC.



May 12, 1999



Securities and Exchange Commission
Washington, DC



A report on Form 13F for the Quarter Ended March 31, 1999 has been filed by Fund American Enterprises Holdings, Inc. with respect to securities over which White Mountains Holdings, Inc. has investment discretion.